Equity Activity (Tables)	12 Months Ended
Dec. 31, 2019
Equity Activity
Reclassifications and taxes related to items of other comprehensive income

($ in millions)	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2019:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(39)	$29	$(10)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$1	$0	$1
Reclassification of (gains)/losses to other (income) and expense	—	—	—
Total net changes related to available-for-sale securities	$1	$0	$1
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(689)	$167	$(522)
Reclassification of (gains)/losses to:
Cost of services	(68)	17	(50)
Cost of sales	(51)	15	(37)
Cost of financing	89	(22)	67
SG&A expense	(53)	14	(39)
Other (income) and expense	(39)	10	(29)
Interest expense	197	(50)	148
Total unrealized gains/(losses) on cash flow hedges	$(614)	$151	$(463)
Retirement-related benefit plans (1)
Prior service costs/(credits)	$(73)	$10	$(63)
Net (losses)/gains arising during the period	(120)	52	(68)
Curtailments and settlements	41	(12)	29
Amortization of prior service (credits)/costs	(9)	5	(4)
Amortization of net (gains)/losses	1,843	(371)	1,471
Total retirement-related benefit plans	$1,681	$(316)	$1,365
Other comprehensive income/(loss)	$1,029	$(136)	$893
(1)	These AOCI components are included in the computation of net periodic pension cost. Refer to note V, “Retirement-Related Benefits,” for additional information.

($ in millions)	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2018:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(730)	$(172)	$(902)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(2)	$1	$(1)
Reclassification of (gains)/losses to other (income) and expense	—	—	—
Total net changes related to available-for-sale securities	$(2)	$1	$(1)
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(136)	$43	$(93)
Reclassification of (gains)/losses to:
Cost of services	(30)	8	(22)
Cost of sales	(8)	3	(5)
Cost of financing	75	(19)	56
SG&A expense	0	0	0
Other (income) and expense	341	(86)	255
Interest expense	71	(18)	53
Total unrealized gains/(losses) on cash flow hedges	$313	$(69)	$244
Retirement-related benefit plans (1)
Prior service costs/(credits)	$(182)	$31	$(151)
Net (losses)/gains arising during the period	(2,517)	576	(1,941)
Curtailments and settlements	11	(2)	9
Amortization of prior service (credits)/costs	(73)	5	(68)
Amortization of net (gains)/losses	2,966	(632)	2,334
Total retirement-related benefit plans	$204	$(21)	$184
Other comprehensive income/(loss)	$(215)	$(262)	$(476)
(1)	These AOCI components are included in the computation of net periodic pension cost. Refer to note V, “Retirement-Related Benefits,” for additional information.

($ in millions)	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2017:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$152	$617	$769
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$1	$(1)	$0
Reclassification of (gains)/losses to other (income) and expense	1	0	1
Total net changes related to available-for-sale securities	$2	$(1)	$1
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(58)	$0	$(58)
Reclassification of (gains)/losses to:
Cost of services	(70)	27	(43)
Cost of sales	(3)	1	(3)
Cost of financing	23	(9)	14
SG&A expense	(11)	3	(9)
Other (income) and expense	(324)	124	(199)
Interest expense	22	(8)	13
Total unrealized gains/(losses) on cash flow hedges	$(421)	$137	$(284)
Retirement-related benefit plans (1)
Prior service costs/(credits)	$0	$0	$0
Net (losses)/gains arising during the period	682	(201)	481
Curtailments and settlements	19	(5)	14
Amortization of prior service (credits)/costs	(88)	29	(58)
Amortization of net (gains)/losses	2,889	(1,006)	1,883
Total retirement-related benefit plans	$3,502	$(1,182)	$2,320
Other comprehensive income/(loss)	$3,235	$(429)	$2,806
(1)	These AOCI components are included in the computation of net periodic pension cost. Refer to note V, “Retirement-Related Benefits,” for additional information.

Accumulated other comprehensive income/(loss) (net of tax)

			Net Change	Net Unrealized
	Net Unrealized	Foreign	Retirement-	Gains/(Losses)	Accumulated
	Gains/(Losses)	Currency	Related	on Available-	Other
	on Cash Flow	Translation	Benefit	For-Sale	Comprehensive
($ in millions)	Hedges	Adjustments*	Plans	Securities	Income/(Loss)
December 31, 2016	$319	$(3,603)	$(26,116)	$2	$(29,398)
Other comprehensive income before reclassifications	(58)	769	495	0	1,206
Amount reclassified from accumulated other comprehensive income	(226)	0	1,825	1	1,599
Total change for the period	(284)	769	2,320	1	2,806
December 31, 2017	35	(2,834)	(23,796)	3	(26,592)
Cumulative effect of a change in accounting principle**	5	46	(2,471)	(2)	(2,422)
Other comprehensive income before reclassifications	(93)	(902)	(2,092)	(1)	(3,089)
Amount reclassified from accumulated other comprehensive income	337	—	2,276	—	2,612
Total change for the period	244	(902)	184	(1)	(476)
December 31, 2018	284	(3,690)	(26,083)	0	(29,490)
Other comprehensive income before reclassifications	(522)	(10)	(131)	1	(663)
Amount reclassified from accumulated other comprehensive income	59	—	1,496	—	1,556
Total change for the period	(463)	(10)	1,365	1	893
December 31, 2019	$(179)	$(3,700)	$(24,718)	$0	$(28,597)

*   Foreign currency translation adjustments are presented gross except for any associated hedges which are presented net of tax.

** Reflects the adoption of the FASB guidance on stranded tax effects, hedging and financial instruments. Refer to note B, “Accounting Changes,” for additional information.